Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 4,197		$ 3,521	$ 12,118	$ 10,554
Non-interest revenue	1,902		4,041	11,022	10,059
Total Revenue	6,099	$ 9,318	7,562	23,140	20,613
Total Provision for (recovery of) credit losses	136	50	(70)	87	146
Insurance claims, commissions and changes in policy benefit liabilities	413	(808)	984	(314)	1,302
Depreciation and amortization	367		384	1,101	1,169
Non-interest expense	3,492		3,300	10,317	10,537
Income Before Provision for Income Taxes	1,691	6,363	2,964	11,949	7,459
Provision for (recovery of) income taxes	326	1,607	689	2,895	1,864
Reported net income (loss)	1,365	$ 4,756	2,275	9,054	5,595
Average assets	1,069,024		970,243	1,055,250	973,804
Impaired Loans [Member]
Disclosure of operating segments [line items]
Total Provision for (recovery of) credit losses	104		71	310	441
Performing loans [member]
Disclosure of operating segments [line items]
Total Provision for (recovery of) credit losses	32		(141)	(223)	(295)
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,938		1,660	5,488	4,849
Non-interest revenue	591		580	1,833	1,633
Total Revenue	2,529		2,240	7,321	6,482
Total Provision for (recovery of) credit losses	89		93	167	382
Insurance claims, commissions and changes in policy benefit liabilities	0			0
Depreciation and amortization	131		121	382	360
Non-interest expense	1,003		907	2,836	2,559
Income Before Provision for Income Taxes	1,306		1,119	3,936	3,181
Provision for (recovery of) income taxes	341		291	1,027	826
Reported net income (loss)	965		828	2,909	2,355
Average assets	296,941		265,689	287,326	259,864
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total Provision for (recovery of) credit losses	104		100	290	404
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total Provision for (recovery of) credit losses	(15)		(7)	(123)	(22)
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,278		1,048	3,575	3,194
Non-interest revenue	298		305	974	935
Total Revenue	1,576		1,353	4,549	4,129
Total Provision for (recovery of) credit losses	68		(62)	(45)	(116)
Insurance claims, commissions and changes in policy benefit liabilities	0			0
Depreciation and amortization	105		117	314	355
Non-interest expense	667		576	1,895	1,711
Income Before Provision for Income Taxes	736		722	2,385	2,179
Provision for (recovery of) income taxes	168		172	548	512
Reported net income (loss)	568		550	1,837	1,667
Average assets	144,043		125,840	141,294	128,722
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total Provision for (recovery of) credit losses	22		(9)	60	17
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total Provision for (recovery of) credit losses	46		(53)	(105)	(133)
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	314		247	864	723
Non-interest revenue	1,391		2,180	2,730	4,795
Total Revenue	1,705		2,427	3,594	5,518
Total Provision for (recovery of) credit losses	(10)		(2)	(5)	(7)
Insurance claims, commissions and changes in policy benefit liabilities	413		984	(314)	1,302
Depreciation and amortization	63		74	193	243
Non-interest expense	818		870	2,470	2,610
Income Before Provision for Income Taxes	421		501	1,250	1,370
Provision for (recovery of) income taxes	97		122	297	333
Reported net income (loss)	324		379	953	1,037
Average assets	50,774		48,053	50,008	47,761
BMO WM [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total Provision for (recovery of) credit losses	2		0	2	3
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total Provision for (recovery of) credit losses	(12)		(2)	(7)	(10)
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	750		696	2,419	2,242
Non-interest revenue	514		888	2,348	2,454
Total Revenue	1,264		1,584	4,767	4,696
Total Provision for (recovery of) credit losses	(7)		(94)	(25)	(106)
Insurance claims, commissions and changes in policy benefit liabilities	0			0
Depreciation and amortization	68		72	212	211
Non-interest expense	852		853	2,678	2,442
Income Before Provision for Income Taxes	351		753	1,902	2,149
Provision for (recovery of) income taxes	89		200	487	560
Reported net income (loss)	262		553	1,415	1,589
Average assets	398,282		367,900	398,394	371,046
BMO CM [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total Provision for (recovery of) credit losses	(22)		(19)	(37)	20
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total Provision for (recovery of) credit losses	15		(75)	12	(126)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(83)		(130)	(228)	(454)
Non-interest revenue	(892)		88	3,137	242
Total Revenue	(975)		(42)	2,909	(212)
Total Provision for (recovery of) credit losses	(4)		(5)	(5)	(7)
Insurance claims, commissions and changes in policy benefit liabilities	0			0
Depreciation and amortization	0		0	0	0
Non-interest expense	152		94	438	1,215
Income Before Provision for Income Taxes	(1,123)		(131)	2,476	(1,420)
Provision for (recovery of) income taxes	(369)		(96)	536	(367)
Reported net income (loss)	(754)		(35)	1,940	(1,053)
Average assets	178,984		162,761	178,228	166,411
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total Provision for (recovery of) credit losses	(2)		(1)	(5)	(3)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total Provision for (recovery of) credit losses	$ (2)		$ (4)	$ 0	$ (4)